Fair Value Measurement - Additional Information (Details)	Sep. 30, 2021 USD ($) $ / shares	Jan. 22, 2021 USD ($)	Jan. 20, 2021 USD ($) $ / shares
Until Close of Business Combination | Gores Metropoulos II, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of warrants	6 months
Subsequent to Business Combination | Gores Metropoulos II, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of warrants	5 years
Preferred Stock Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Share price | $ / shares			$ 11.16
Preferred Stock Warrants | Gores Metropoulos II, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of warrants		5 years
Share price | $ / shares	$ 1.70
Warrants derivative liability | $	$ 15,300,000	$ 16,290,000
Public Warrants | Gores Metropoulos II, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Share price | $ / shares	$ 1.70
Warrants derivative liability | $	$ 15,300,000		$ 16,300,000
Private Warrants | Gores Metropoulos II, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability | $	$ 9,350,000		$ 10,000,000.0
Expected Dividend Rate | Gores Metropoulos II, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Private placement warrants and public warrants, measurement input	0